ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands		2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net income				¥ (20,716)	$ 173,558	¥ 1,193,311	¥ 164,865
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment					536	3,683
Other comprehensive income					536	3,683
Total comprehensive income				(20,716)	174,094	1,196,994	164,865
Deemed dividend					(450,547)	(3,097,733)
Comprehensive (loss) income attributable to ordinary shareholders				¥ (20,716)	(276,453)	(1,900,739)	164,865
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0			0	¥ 0
360 Finance, Inc | Reportable legal entities
Net income					173,558	1,193,311
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment					536	3,683
Other comprehensive income					536	3,683
Total comprehensive income					174,094	1,196,994
Deemed dividend					(450,547)	(3,097,733)
Comprehensive (loss) income attributable to ordinary shareholders					$ (276,453)	(1,900,739)
Other comprehensive income, tax						¥ 0